UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06153
Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703
Registrant’s telephone number, including area code:	(701) 852-5292
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2007

Item 1—Reports to Shareholders

Dear Shareholder:

Enclosed is the report of the operations of the Kansas Municipal Fund (the “Fund”) for the year ended July 31, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

The first half of 2007 has proven a tricky period for most bond fund managers and has likely rattled some bond fund investors as well. Entering the year, many expected the Federal Reserve to cut its target for the federal funds rate (the rate banks charge one another for loans), but recently the direction of the bond market remains determined by credit issues and the status of other asset classes.

In recent years, investors’ enthusiasm about the global economy allowed borrowers across the spectrum to enjoy cheap debt. However, the recent turmoil in the sub-prime housing market (loans to less than creditworthy individuals) is beginning to show a credit squeeze may be underway. Recent surveys conducted by the Federal Reserve suggest that banks are tightening lending standards on non-traditional and sub-prime residential loans as well as commercial real estate.

The key to the economy going forward will be consumer spending.  If the housing woes spread over the economy, consumer spending could slow and the economy is likely to grow at a subdued pace into early 2008.

The sub-prime fear helped push the yield on the 10-year Treasury bond to 4.77% for the period, higher than the 4.70% at which it began 2007, but below the 5.30% it hit in mid-June.

While rising interest rates can cause bond market valuations to fall, it also enables investors to lock in higher yielding bonds.  Short-term fund losses can sting, but they shouldn’t cause investors to lose sight of their long-term goals and objectives.

After spending much of 2007 in positive territory, the average municipal bond fund has posted a small gain through July.

Kansas Municipal Fund shares began the year at $10.62 and ended the period at $10.54 for a total return of 3.06%*.  This compares to the Lehman Brothers Municipal Bond Index return of 4.26% for the period.

The Fund’s performance can be attributed to its defensive portfolio, with an average maturity of 16 years and a low average maturity to the first call date of 3.9 years.  That, along with an average portfolio coupon of 5.40%, helps relative performance in a rising rate environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Some issues purchased during the period include: Junction City 5.00% coupon, due 2025; Wichita General Obligation 4.75% coupon, due 2027; and Lawrence Memorial Hospital 5.125% coupon, due 2036.  Portfolio quality for the year was as follows: AAA 75.9%, AA 10.6%, and A 13.5%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, please visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

July 31, 2007 (Unaudited)

TERMS AND DEFINITIONS

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis, assuming all distributions are reinvested

Coupon Rate or Face Rate: The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2007 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	75.9%
AA	10.6%
A	13.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of net assets)

HC - Health Care	24.9%
S - School	21.0%
H - Housing	15.0%
O - Other	9.6%
W - Water/Sewer	9.1%
T - Transportation	8.2%
G - Government	7.6%
U - Utilities	4.6%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2007 to July 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/31/07	Ending Account Value 7/31/07	Expenses Paid During Period*
Actual	$1,000.00	$1,013.43	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.40

*Expenses are equal to the annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line of the table is based on its actual total return of 1.34% for the six-month period of January 31, 2007 to July 31, 2007.

July 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2007
Kansas Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without Sales Charge	3.06%	2.54%	1.71%	2.79%	4.53%
With Sales Charge (4.25%)	(1.31%)	1.05%	0.83%	2.34%	4.26%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
	4.26%	4.38%	4.50%	5.23%	6.48%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Lehman Brothers Municipal Bond Index
7/31/1997	$10,000	$9,576	$10,000
1998	$10,276	$9,840	$10,599
1999	$10,630	$10,179	$10,904
2000	$10,809	$10,351	$11,374
2001	$11,688	$11,192	$12,522
2002	$12,095	$11,582	$13,362
2003	$12,004	$11,495	$13,842
2004	$12,210	$11,692	$14,643
2005	$12,236	$11,717	$15,575
2006	$12,773	$12,231	$15,973
2007	$13,163	$12,605	$16,654

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

July 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

July 31, 2007 (Unaudited)

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad2,3 1 N. Main St. Minot, ND 58703 62	Trustee and Chairman	Indefinite Since January 1996

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to May 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (May 2003 to Feb. 2007), Integrity Managed Portfolios and (Jan. 2006 to Feb. 2007) The Integrity Funds, (Jan. 1995 to Feb 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to Feb. 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to Feb 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and (since May 2003), The Integrity Funds.

				15	Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 42	President	Indefinite Since July 2007

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President and COO (April 2003 to Feb 2007), President, Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (Since August 2003) Integrity Funds Distributor, Inc.; President (Since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

				N/A	None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Vice President, Secretary Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments July 31, 2007

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (97.8%)

Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	5.300%	06/01/2031	$1,000,000	$1,059,000
Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	4.850	06/01/2031	500,000	509,985
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/2021	300,000	316,302
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/2022	250,000	258,025
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/2014	390,000	414,270
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/2011	1,000,000	1,047,530
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/2019	1,000,000	1,045,270
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	360,199
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	313,851
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	469,652
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/2018	2,600,000	2,684,032
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/2024	1,135,000	1,187,993
Johnson Cty., KS USD #232 (Desoto)	Aaa/NR	5.250	09/01/2023	500,000	536,915
Junction City, K.S G.O. AMBAC	Aaa/AAA	5.000	09/01/2025	250,000	261,992
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	280,000	282,694
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/2016	580,000	581,525
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/2027	1,250,000	1,303,100
KS Devl. Finance Auth. (Dept. of Admin. Capital Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/2020	370,000	389,547
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/2013	570,000	595,251
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	630,000	638,965
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	260,012
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,063,950
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	1,046,870
KS Devl. Finance Auth.	Aaa/AAA	5.000	05/01/2026	1,335,000	1,398,626
KS Devl. Finance Auth. (Dept. Admin.) FGIG	Aaa/AAA	5.000	11/01/2025	250,000	262,782
KS Devl. Finance Auth. (Univ. KS Research Cent.) XLCA	Aaa/AAA	5.000	02/01/2026	500,000	521,620
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,975,652
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/2021	430,000	430,099
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,059,370
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/2024	1,500,000	1,574,925
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	515,200
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/2021	500,000	536,060
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	530,000	551,587
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2025	750,000	778,455
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	524,435
Lawrence, KS (Memorial Hospital) Rev. ASGUA	Aa-3/AA	5.750	07/01/2024	1,000,000	1,037,240
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	513,995
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	500,000	511,075
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/2008	195,000	196,605
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/2024	500,000	507,780
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/2025	235,000	245,526
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/2030	500,000	521,510
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,232,299
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	485,000	489,898
Reno Cty., KS USD #308 Hutchinson MBIA	Aaa/NR	4.500	09/01/2022	250,000	250,490
Reno Cty., KS USD #308 Hutchinson MBIA	Aaa/NR	4.500	09/01/2023	500,000	499,315
Salina, KS (General Obligation)	Aa-3/NR	4.625	10/01/2027	200,000	200,710
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/2017	900,000	957,069
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	1,035,220
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/2016	655,000	694,064
Topeka, KS G.O. XLCA	Aaa/NR	5.000	08/15/2021	400,000	416,972
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2026	1,435,000	1,482,240
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2031	1,200,000	1,239,504
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/2020	830,000	861,748
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/2026	1,355,000	1,400,054
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/2031	750,000	792,885
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/2019	955,000	1,000,019
Wichita, KS GO AMBAC	Aaa/AAA	4.750	09/01/2027	180,000	182,196
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,580,055
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,160,544
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	990,178
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	2,000,360
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2018	1,465,000	1,555,347
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/2028	500,000	521,040

TOTAL KANSAS MUNICIPAL BONDS (COST: $50,563,796)					$51,831,679

SHORT-TERM SECURITIES (2.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,286,836)				1,286,836	$1,286,836

TOTAL INVESTMENTS IN SECURITIES (COST: $51,850,632)					$53,118,515
OTHER ASSETS LESS LIABILITIES					(122,986)

NET ASSETS					$52,995,529

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

As of July 31, 2007, the Fund had one when-issued purchase:

180,000 of Wichita, KS G.O.; 4.750%; 09/01/2027

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Assets and Liabilities July 31, 2007

ASSETS
Investments in securities, at value (cost: $51,850,632)	$53,118,515
Accrued interest receivable	710,511
Accrued dividends receivable	2,383
Prepaid expenses	2,501
Total Assets	$53,833,910

LIABILITIES
Disbursements in excess of demand deposit cash	$10,646
Dividends payable	177,705
Payable for fund shares redeemed	144,760
Security purchases payable	444,961
Accrued expenses	15,410
Payable to affiliates	44,899
Total Liabilities	$838,381

NET ASSETS	$52,995,529

Net assets are represented by:
Paid-in capital	$60,951,240
Accumulated undistributed net realized gain (loss) on investments and futures	(9,223,861)
Accumulated undistributed net investment income (loss)	267
Unrealized appreciation (depreciation) on investments	1,267,883
Total amount representing net assets applicable to 5,029,080 outstanding shares of no par common stock (unlimited shares authorized)	$52,995,529

Net Asset Value per share	$10.54

Public offering price (based on sales charge of 4.25%)	$11.01

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Operations For the year ended July 31, 2007

INVESTMENT INCOME
Interest	$2,716,062
Dividends	31,503
Total Investment Income	$2,747,565

EXPENSES
Investment advisory fees	$283,830
Distribution (12b-1) fees	141,915
Administrative service fees	67,217
Transfer agent fees	103,351
Accounting service fees	51,706
Custodian fees	7,089
Professional fees	30,908
Trustees fees	4,279
Insurance expense	2,181
Reports to shareholders	9,071
Audit fees	6,917
Legal fees	927
License, fees, and registrations	2,137
Transfer agent out-of-pockets	2,587
Total Expenses	$714,115
Less expenses waived or absorbed by the Fund’s manager	(106,719)
Total Net Expenses	$607,396

NET INVESTMENT INCOME (LOSS)	$2,140,169

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$85,328
Net change in unrealized appreciation (depreciation) of investments	(486,178)
Net Realized and Unrealized Gain (Loss) on Investments	$(400,850)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,739,319

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Changes in Net Assets

For the year ended July 31, 2007 and the year ended July 31, 2006

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,140,169	$2,397,547
Net realized gain (loss) on investment and futures transactions	85,328	883,835
Net change in unrealized appreciation (depreciation) on investments and futures	(486,178)	(620,199)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,739,319	$2,661,183

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.40 and $.41 per share, respectively)	$(2,140,064)	$(2,397,386)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(2,140,064)	$(2,397,386)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,094,761	$1,495,672
Proceeds from reinvested dividends	1,368,745	1,509,351
Cost of shares redeemed	(8,160,511)	(11,645,304)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(5,697,005)	$(8,640,281)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(6,097,750)	$(8,376,484)
NET ASSETS, BEGINNING OF PERIOD	59,093,279	67,469,763
NET ASSETS, END OF PERIOD	$52,995,529	$59,093,279

Undistributed Net Investment Income	$267	$161

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2007

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Fund Services, Inc. The matrix system has been developed based on procedures approved by the Board of Trustees, which include consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities - The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis is identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense. Distributions during the year ended July 31, 2007, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt income	$2,140,064	$2,397,386
Ordinary income	0	0
Long-term capital gains	0	0
Total	$2,140,064	$2,397,386

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($9,223,861)	$1,268,150	($7,955,711)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $9,223,861, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table:

Year	Unexpired Capital Losses
2008	$531,392
2009	$568,023
2010	$1,444,860
2011	$1,970,032
2012	$1,399,598
2013	$2,680,173
2014	$388,935
2015	$240,848

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2007, there were unlimited shares of no par authorized; 5,029,080 and 5,565,714 shares were outstanding at July 31, 2007 and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
Shares sold	102,578	140,843
Shares issued on reinvestment of dividends	128,616	142,220
Shares redeemed	(767,828)	(1,097,898)
Net increase (decrease)	(536,634)	(814,835)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $177,111 of investment advisory fees after partial waiver for the year ended July 31, 2007. The Fund has a payable to Integrity Money Management of $13,504 at July 31, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the Investment Adviser and Management fee. The Investment Adviser and Principal Underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the year ended July 31, 2007.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $141,915 of distribution fees for the year ended July 31, 2007. The Fund has a payable to Integrity Funds Distributor of $11,559 at July 31, 2007 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $103,351 of transfer agency fees and expenses for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $9,088 at July 31, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $51,706 of accounting service fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $4,347 at July 31, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $67,217 of administrative services fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $5,700 at July 31, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,639,293 and $7,342,584, respectively, for the year ended July 31, 2007.

Note 6: INVESTMENT IN SECURITIES

At July 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $51,850,632. The net unrealized appreciation of investments based on the cost was $1,267,883, which is comprised of $1,337,733 aggregate gross unrealized appreciation and $69,850 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48). FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects. Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit. To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

July 31, 2007

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the period indicated.

	For The Year Ended July 31, 2007		For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.62		$10.57	$10.93	$11.19	$11.78

Income from Investment Operations:
Net investment income	$.40		$.41	$.38	$.45	$.51
Net realized and unrealized gain (loss) on investment and futures transactions	(.08)		.05	(.36)	(.26)	(.59)
Total Income (Loss) From Investment Operations	$.32		$.46	$.02	$.19	$(.08)

Less Distributions:
Dividends from net investment income	$(.40)	$	( .41)	$(.38)	$(.45)	$(.51)
Distributions from net realized gains	.00		.00	.00	.00	.00
Total Distributions	$(.40)	$	( .41)	$(.38)	$(.45)	$(.51)

NET ASSET VALUE, END OF PERIOD	$10.54		$10.62	$10.57	$10.93	$11.19

Total Return	3.06%A		4.39%A	0.22%A	1.71%A	(0.75%)A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$52,996		$59,093	$67,470	$78,478	$88,850
Ratio of net expenses (after expense assumption) to average net assets	1.07%B		1.03%B	0.97%B	0.95%B	0.95%B
Ratio of net investment income to average net assets	3.77%		3.82%	3.56%	4.05%	4.39%
Portfolio turnover rate	4.77%		12.31%	44.85%	17.29%	23.78%

A Excludes the maximum sales charge of 4.25%.

B During the periods indicated above, Integrity Money Management assumed/waived expenses of $106,719, $79,585, $130,764, $127,695, and $52,479, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.26%, 1.15%, 1.15%, 1.10%, and 1.01%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

July 31, 2007

TAX INFORMATION

Tax Information For The Year Ended July 31, 2007 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2006	August 31, 2006	$.033163	-	-
September 29, 2006	September 29, 2006	$.032169	-	-
October 31, 2006	October 31, 2006	$.034408	-	-
November 30, 2006	November 30, 2006	$.033193	-	-
December 29, 2006	December 29, 2006	$.032148	-	-
January 31, 2007	January 31, 2007	$.034530	-	-
February 28, 2007	February 28, 2007	$.033496	-	-
March 30, 2007	March 30, 2007	$.033500	-	-
April 30, 2007	April 30, 2007	$.033412	-	-
May 31, 2007	May 31, 2007	$.033689	-	-
June 29, 2007	June 29, 2007	$.032598	-	-
July 31, 2007	July 31, 2007	$.034805	-	-

Shareholders should consult their tax advisors.

July 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Kansas Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Kansas Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2007, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2007 and July 31, 2006, and the financial highlights for the year ended July 31, 2007, and each of the four years in the period ended July 31, 2006. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kansas Municipal Fund of the Integrity Managed Portfolios as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2007

Dear Shareholder:

Enclosed is the annual report of the Kansas Insured Intermediate Fund (the “Fund”) for the year ended July 31, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

The first half of 2007 has proven a tricky period for most bond fund managers and has likely rattled some bond fund investors as well. Entering the year, many expected the Federal Reserve to cut its target for the federal funds rate (the rate banks charge one another for loans), but recently the direction of the bond market remains determined by credit issues and the status of other asset classes.

In recent years, investors’ enthusiasm about the global economy allowed borrowers across the spectrum to enjoy cheap debt. However, the recent turmoil in the sub-prime housing market (loans to less than creditworthy individuals) is beginning to show a credit squeeze may be underway. Recent surveys conducted by the Federal Reserve suggest that banks are tightening lending standards on non-traditional and sub-prime residential loans as well as commercial real estate.

The key to the economy going forward will be consumer spending. If the housing woes spread over the economy, consumer spending could slow and the economy is likely to grow at a subdued pace into early 2008.

The sub-prime fear helped push the yield on the 10-year Treasury bond to 4.77% for the period, higher than the 4.70% at which it began 2007, but below the 5.30% it hit in mid-June.

While rising interest rates can cause bond market valuations to fall, it also enables investors to lock in higher yielding bonds. Short-term fund losses can sting, but they shouldn’t cause investors to lose sight of their long-term goals and objectives.

After spending much of 2007 in positive territory, the average municipal bond fund has posted a small gain through July.

Kansas Insured Intermediate Fund shares began the year at $10.95 and ended the period at $10.87 for a total return of 3.34%*. This compares to the Lehman Brothers Municipal Seven-Year Maturity Bond Index return of 4.07% for the period.

The Fund’s performance can be attributed to its defensive portfolio, with an average maturity of 7 years and a low average maturity to the first call date of 2.5 years. That, along with an average portfolio coupon of 5.30%, helps relative performance in a rising rate environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Some issues purchased during the period include: Wichita General Obligation 4.50% coupon, due 2022 and State of Kansas 4.10% coupon, due 2019.  Portfolio quality for the year was as follows: AAA 100%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

July 31, 2007 (Unaudited)

TERMS AND DEFINITIONS

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis, assuming all distributions are reinvested

Coupon Rate or Face Rate: The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2007 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	100%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of net assets)

HC-Health Care	25.4%
S-School	23.2%
H-Housing	23.0%
W/S-Water/Sewer	8.4%
U-Utilities	7.2%
T-Transportation	6.1%
G-Government	3.6%
O-Other	3.1%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2007 to July 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/31/07	Ending Account Value 7/31/07	Expenses Paid During Period*
Actual	$1,000.00	$1,015.86	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.79

*Expenses are equal to the annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line of the table is based on its actual total return of 1.59% for the six-month period of January 31, 2007 to July 31, 2007.

July 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2007
Kansas Insured Intermediate Fund	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
Without Sales Charge	3.34%	2.20%	2.03%	2.99%	3.87%
With Sales Charge (2.75%)	0.50%	1.26%	1.46%	2.70%	3.67%

Lehman Brothers Municipal Seven-Year Maturity Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
	4.07%	3.39%	3.71%	4.78%	5.39%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund without Sales Charge	Kansas Insured Intermediate Fund with Maximum Sales Charge	Lehman Brothers Municipal Seven-Year Maturity Bond Index
7/31/1997	$10,000	$9,722	$10,000
1998	$10,317	$10,030	$10,526
1999	$10,699	$10,401	$10,872
2000	$10,929	$10,625	$11,371
2001	$11,665	$11,340	$12,414
2002	$12,145	$11,807	$13,300
2003	$12,298	$11,956	$13,812
2004	$12,583	$12,232	$14,440
2005	$12,489	$12,141	$15,012
2006	$12,996	$12,635	$15,319
2007	$13,430	$13,057	$16,003

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

July 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

July 31, 2007 (Unaudited)

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad2,3 1 N. Main St. Minot, ND 58703 62	Trustee and Chairman	Indefinite Since January 1996

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to May 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (May 2003 to Feb. 2007), Integrity Managed Portfolios and (Jan. 2006 to Feb. 2007) The Integrity Funds, (Jan. 1995 to Feb 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to Feb. 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to Feb 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and (since May 2003), The Integrity Funds.

				15	Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 42	President	Indefinite Since July 2007

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President and COO (April 2003 to Feb 2007), President, Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (Since August 2003) Integrity Funds Distributor, Inc.; President (Since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

				N/A	None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Vice President, Secretary Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments July 31, 2007

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (96.9%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$250,000	$257,810
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/2016	770,000	820,289
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	104,128
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/2019	235,000	246,299
Johnson Cty., KS USD #232 (Desoto) FSA	Aaa/NR	5.000	09/01/2015	100,000	106,744
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/2013	375,000	389,539
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/2024	255,000	255,000
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/2015	305,000	318,454
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	260,012
KS Devl. Finance Auth. (State of KS Projects) MBIA	Aaa/AAA	4.100	05/01/2019	250,000	245,012
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	275,000	276,375
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/2008	450,000	450,081
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/2008	375,000	377,449
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/2009	375,000	377,389
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.500	11/15/2017	100,000	100,759
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/2012	595,000	633,895
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/2012	250,000	262,910
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	608,194
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	447,287
Morton Cty., KS USD #217 FSA	Aaa/AAA	4.000	09/01/2010	100,000	100,236
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	190,000	200,459
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	504,507
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	205,000	207,325
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/2015	750,000	773,588
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/2011	105,000	107,746
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/2012	250,000	252,295
Wichita, KS GO ambac	Aaa/AAA	4.500	09/01/2022	150,000	150,405
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	285,000	285,060
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	NR/AAA	5.250	10/01/2012	375,000	376,762
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2014	75,000	79,877
#Wyandotte Cty., Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/2013	500,000	514,535
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	267,785

TOTAL KANSAS MUNICIPAL BONDS (COST: $10,173,341)					$10,358,206

SHORT-TERM SECURITIES (3.6%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $382,167)				382,167	$382,167

TOTAL INVESTMENTS IN SECURITIES (COST: $10,555,508)					$10,740,373
OTHER ASSETS LESS LIABILITIES					(54,260)

NET ASSETS					$10,686,113

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

As of July 31, 2007, the Fund had one when-issued purchase:

150,000 of Wichita KS G.O.; 4.500%; due 09/01/2022

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund’s Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Assets and Liabilities July 31, 2007

ASSETS
Investments in securities, at value (cost: $10,555,508)	$10,740,373
Cash	158
Accrued interest receivable	159,551
Accrued dividends receivable	955
Prepaid expenses	1,194
Receivable from manager	2,268
Total Assets	$10,904,499

LIABILITIES
Dividends payable	$37,568
Security purchases payable	148,850
Payable for fund shares redeemed	14,083
Accrued expenses	11,079
Payable to affiliates	6,806
Total Liabilities	$218,386

NET ASSETS	$10,686,113

Net assets are represented by:
Paid-in capital	$11,865,970
Accumulated undistributed net realized gain (loss) on investments and futures	(1,364,823)
Accumulated undistributed net investment income (loss)	101
Unrealized appreciation (depreciation) on investments	184,865
Total amount representing net assets applicable to 982,925 outstanding shares of no par common stock (unlimited shares authorized)	$10,686,113

Net Asset Value per share	$10.87

Public offering price (based on sales charge of 2.75%)	$11.18

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Operations For the year ended July 31, 2007

INVESTMENT INCOME
Interest	$551,940
Dividends	11,784
Total Investment Income	$563,724

EXPENSES
Investment advisory fees	$59,095
Administrative service fees	23,017
Transfer agent fees	23,622
Accounting service fees	29,910
Custodian fees	2,385
Professional fees	10,441
Trustees fees	2,081
Insurance expense	437
Reports to shareholders	3,446
Audit fees	9,606
License, fees, and registrations	1,633
Other fees	217
Total Expenses	$165,890
Less expenses waived or absorbed by the Fund’s manager	(77,248)
Total Net Expenses	$88,642

NET INVESTMENT INCOME (LOSS)	$475,082

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$24,918
Net change in unrealized appreciation (depreciation) of investments	(96,950)
Net Realized and Unrealized Gain (Loss) on Investments	$(72,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$403,050

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Changes in Net Assets

For the year ended July 31, 2007 and the year ended July 31, 2006

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$475,082	$506,642
Net realized gain (loss) on investment and futures transactions	24,918	387,021
Net change in unrealized appreciation (depreciation) on investments and futures	(96,950)	(385,763)
Net Increase (Decrease) in Net Assets Resulting From Operations	$403,050	$507,900

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.44 and $.43 per share, respectively)	$(474,981)	$(506,639)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(474,981)	$(506,639)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$868,389	$680,818
Proceeds from reinvested dividends	313,886	305,774
Cost of shares redeemed	(2,842,925)	(3,049,064)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(1,660,650)	$(2,062,472)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,732,581)	$(2,061,211)
NET ASSETS, BEGINNING OF PERIOD	12,418,694	14,479,905
NET ASSETS, END OF PERIOD	$10,686,113	$12,418,694

Undistributed Net Investment Income	$101	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2007

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Fund Services, Inc. The matrix system has been developed based on procedures approved by the Board of Trustees, which include consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities - The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis is identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense. Distributions during the year ended July 31, 2007, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt income	$474,981	$506,639
Ordinary income	0	0
Long-term capital gains	0	0
Total	$474,981	$506,639

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,364,823)	$184,966	($1,179,857)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $1,364,823, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table:

Year	Unexpired Capital Losses
2008	$49,698
2009	$78,788
2010	$178,976
2011	$209,757
2012	$303,542
2013	$544,062

For the year ended July 31, 2007, the Fund made $2,182 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2007, there were unlimited shares of no par authorized; 982,925 and 1,134,356 shares were outstanding at July 31, 2007 and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
Shares sold	79,386	62,142
Shares issued on reinvestment of dividends	28,663	27,989
Shares redeemed	(259,480)	(279,142)
Net increase (decrease)	(151,431)	(189,011)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. All investment advisory fees were waived for the year ended July 31, 2007. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 0.75% of the Fund’s average daily net assets on an annual basis. The Investment Adviser may also voluntarily waive fees or reimburse expenses not required under the advisory contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 0.75% for the year ended July 31, 2007.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $23,622 of transfer agency fees and expenses for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $2,067 at July 31, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $29,910 of accounting service fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $2,526 at July 31, 2007 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $23,017 of administrative services fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $2,067 at July 31, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,039,602 and $2,469,061, respectively, for the year ended July 31, 2007.

Note 6: INVESTMENT IN SECURITIES

At July 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $10,555,508. The net unrealized appreciation of investments based on the cost was $184,865, which is comprised of $189,957 aggregate gross unrealized appreciation and $5,092 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48). FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects. Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit. To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

July 31, 2007

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the period indicated.

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.95	$10.94	$11.44	$11.60	$11.91

Income from Investment Operations:
Net investment income	$.44	$.43	$.42	$.43	$.46
Net realized and unrealized gain (loss) on investment and futures transactions	(.08)	.01	(.50)	(.16)	(.31)
Total Income (Loss) From Investment Operations	$.36	$.44	$(.08)	$.27	$.15

Less Distributions:
Dividends from net investment income	$(.44)	$(.43)	$(.42)	$(.43)	$(.46)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.44)	$(.43)	$(.42)	$(.43)	$(.46)

NET ASSET VALUE, END OF PERIOD	$10.87	$10.95	$10.94	$11.44	$11.60

Total Return	3.34%A	4.06%A	(0.75%)A	2.31%A	1.26%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$10,686	$12,419	$14,480	$16,982	$18,477
Ratio of net expenses (after expense assumption) to average net assets	0.75%B	0.75%B	0.75%B	0.75%B	0.75%B
Ratio of net investment income to average net assets	4.02%	3.89%	3.71%	3.67%	3.89%
Portfolio turnover rate	9.18%	4.15%	1.81%	4.39%	26.23%

AExcludes the maximum sales charge of 2.75%.

B During the periods indicated above, Integrity Money Management assumed/waived expenses of $77,248, $62,295, $57,567, $58,289, and $36,281, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.40%, 1.23%, 1.10%, 1.08%, and 0.94%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

July 31, 2007

TAX INFORMATION

Tax Information For The Year Ended July 31, 2007 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2006	August 31, 2006	$.036428	-	-
September 29, 2006	September 29, 2006	$.035136	-	-
October 31, 2006	October 31, 2006	$.037518	-	-
November 30, 2006	November 30, 2006	$.036465	-	-
December 29, 2006	December 29, 2006	$.035398	-	-
January 31, 2007	January 31, 2007	$.037750	-	-
February 28, 2007	February 28, 2007	$.036412	-	-
March 30, 2007	March 30, 2007	$.036853	-	-
April 30, 2007	April 30, 2007	$.037268	-	-
May 31, 2007	May 31, 2007	$.037364	-	-
June 29, 2007	June 29, 2007	$.035904	-	-
July 31, 2007	July 31, 2007	$.038270	-	-

Shareholders should consult their tax advisors.

July 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Kansas Insured Intermediate Fund

We have audited the accompanying statement of assets and liabilities of the Kansas Insured Intermediate Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2007, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2007 and July 31, 2006, and the financial highlights for the year ended July 31, 2007, and each of the four years in the period ended July 31, 2006. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kansas Insured Intermediate Fund of the Integrity Managed Portfolios as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2007

Dear Shareholder:

Enclosed is the annual report of the Maine Municipal Fund (the “Fund”) for the year ended July 31, 2007.  The Fund’s portfolio and related financial statements are presented within for your review.

The first half of 2007 has proven a tricky period for most bond fund managers and has likely rattled some bond fund investors as well.  Entering the year, many expected the Federal Reserve to cut its target for the federal funds rate (the rate banks charge one another for loans), but recently the direction of the bond market remains determined by credit issues and the status of other asset classes.

In recent years, investors’ enthusiasm about the global economy allowed borrowers across the spectrum to enjoy cheap debt.  However, the recent turmoil in the sub-prime housing market (loans to less than creditworthy individuals) is beginning to show a credit squeeze may be underway.  Recent surveys conducted by the Federal Reserve suggest that banks are tightening lending standards on non-traditional and sub-prime residential loans as well as commercial real estate.

The key to the economy going forward will be consumer spending.  If the housing woes spread over the economy, consumer spending could slow and the economy is likely to grow at a subdued pace into early 2008.

The sub-prime fear helped push the yield on the 10-year Treasury bond to 4.77% for the period, higher than the 4.70% at which it began 2007, but below the 5.30% it hit in mid-June.

While rising interest rates can cause bond market valuations to fall, it also enables investors to lock in higher yielding bonds.  Short-term fund losses can sting, but they shouldn’t cause investors to lose sight of their long-term goals and objectives.

After spending much of 2007 in positive territory, the average municipal bond fund has posted a small gain through July.

Maine Municipal Fund shares began the year at $10.52 and ended the period at $10.45 for a total return of 2.89%*.  This compares to the Lehman Brothers Municipal Bond Index return of 4.26% for the period

The Fund’s performance can be attributed to its defensive portfolio, with an average maturity of 14 years and a low average maturity to the first call date of 5 years.  That, along with an average portfolio coupon of 5.25%, helps relative performance in a rising rate environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Some issues purchased during the period include: Maine Turnpike 5.00% coupon, due 2033; Maine University Systems 5.00% coupon, due 2023; and Lewiston General Obligation 4.50% coupon, due 2025.  Portfolio quality for the year was as follows: AAA 80.2%, AA 16.7%, A 2.6% and BBB 0.5%.

Income exempt from federal and Maine state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

July 31, 2007 (Unaudited)

TERMS AND DEFINITIONS

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis, assuming all distributions are reinvested

Coupon Rate or Face Rate: The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2007 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	80.2%
AA	16.7%
A	2.6%
BBB	0.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of net assets)

T-Transportation	36.4%
I-Industrial	19.8%
G-Government	15.2%
O-Other	8.4%
H-Health	6.9%
S-School	5.3%
U-Utilities	4.3%
W/S-Water/Sewer	3.7%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2007 to July 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/31/07	Ending Account Value 7/31/07	Expenses Paid During Period*
Actual	$1,000.00	$1,011.01	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.40

*Expenses are equal to the annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line of the table is based on its actual total return of 1.10% for the six-month period of January 31, 2007 to July 31, 2007.

July 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2007
Maine Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without Sales Charge	2.89%	2.07%	2.47%	3.67%	4.88%
With Sales Charge (4.25%)	(1.51%)	0.61%	1.59%	3.22%	4.59%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
	4.26%	4.38%	4.50%	5.23%	6.20%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund’s performance prior to December 19, 2003 was achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may have produced different investment results than those achieved by the current investment adviser. Forum Investment Advisors, LLC served as investment adviser to the Fund until December 19, 2003.

July 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Lehman Brothers Municipal Bond Index
7/31/1997	$10,000	$9,575	$10,000
1998	$10,484	$10,038	$10,599
1999	$10,764	$10,307	$10,904
2000	$11,175	$10,700	$11,374
2001	$12,061	$11,548	$12,522
2002	$12,684	$12,145	$13,362
2003	$12,967	$12,416	$13,842
2004	$13,479	$12,907	$14,643
2005	$13,380	$12,811	$15,575
2006	$13,931	$13,339	$15,973
2007	$14,333	$13,724	$16,654

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Maine municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

July 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

July 31, 2007 (Unaudited)

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad2,3 1 N. Main St. Minot, ND 58703 62	Trustee and Chairman	Indefinite Since January 1996

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to May 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (May 2003 to Feb. 2007), Integrity Managed Portfolios and (Jan. 2006 to Feb. 2007) The Integrity Funds, (Jan. 1995 to Feb 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to Feb. 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to Feb 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and (since May 2003), The Integrity Funds.

				15	Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 42	President	Indefinite Since July 2007

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President and COO (April 2003 to Feb 2007), President, Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (Since August 2003) Integrity Funds Distributor, Inc.; President (Since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

				N/A	None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Vice President, Secretary Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments July 31, 2007

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (73.1%)
Bar Harbor, ME	A-1/NR	6.450%	06/01/2009	$75,000	$78,646
Bath, ME	A-3/NR	7.450	12/01/2007	30,000	30,410
Bath, ME	A-3/NR	7.500	12/01/2008	20,000	20,994
Brewer, ME	A/A	4.600	11/01/2017	210,000	217,705
Ellsworth, ME	A/NR	7.200	07/01/2008	25,000	25,760
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	21,987
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/2023	155,000	154,825
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/2024	155,000	155,036
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/2014	100,000	102,210
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	78,773
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	511,015
Kittery, ME	A-1/AA	5.200	01/01/2009	25,000	25,500
Lewiston, ME G.O. FSA	Aaa/NR	4.500	01/15/2025	200,000	200,016
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	521,345
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	262,150
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/2008	25,000	25,173
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/2016	250,000	264,862
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/2007	250,000	251,120
Maine Health & Higher Educ. (University Systems) MBIA	Aaa/NR	5.000	07/01/2023	200,000	210,636
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/2025	340,000	352,723
Maine Health & Higher Educ. Facs. Auth.	Aaa/NR	6.000	10/01/2013	195,000	213,365
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	25,258
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	550,000	560,164
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/2014	5,000	5,000
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/2016	1,000,000	1,059,830
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	104,029
Maine State (Highway)	Aa-3/AA	5.000	06/15/2011	200,000	208,220
Maine State Turnpike Auth.	Aaa/AAA	5.000	07/01/2033	450,000	467,316
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/2010	100,000	101,446
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/2010	75,000	77,125
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/2028	750,000	797,813
Portland, ME	Aa-1/AA	5.000	09/01/2013	60,000	62,639
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	500,000	512,925
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2031	250,000	243,345
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2032	480,000	465,542
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa-3/AA-	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	153,449
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	43,148
University of Maine System Rev. AMBAC	Aaa/AAA	5.000	03/01/2024	100,000	102,303
University of Maine System Rev. MBIA	NR/AAA	4.750	03/01/2037	550,000	552,530
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/2020	180,000	180,317
Windham, ME G.O. AMBAC	Aaa/AAA	4.000	11/01/2014	415,000	415,473
Winthrop, ME	A-3/NR	5.400	08/01/2007	25,000	25,000
Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	526,140
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/2009	250,000	257,938
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	75,817

TOTAL MAINE MUNICIPAL BONDS					$12,212,018

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,609

PUERTO RICO MUNICIPAL BONDS (16.3%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	750,000	$830,925
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,710,000	1,886,455
TOTAL PUERTO RICO MUNICIPAL BONDS					$2,717,380

VIRGIN ISLANDS MUNICIPAL BONDS (3.1%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	$512,235

TOTAL MUNICIPAL BONDS (COST: $15,108,759)					$15,452,242

SHORT-TERM SECURITIES (10.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,674,193)				1,674,193	$1,674,193

TOTAL INVESTMENTS IN SECURITIES (COST: $16,782,952)					$17,126,435
OTHER ASSETS LESS LIABILITIES					(419,884)

NET ASSETS					$16,706,551

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Assets and Liabilities July 31, 2007

ASSETS
Investments in securities, at value (cost: $16,782,952)	$17,126,435
Cash	5
Accrued interest receivable	153,099
Accrued dividends receivable	3,103
Prepaid expenses	3,474
Total Assets	$17,286,116

LIABILITIES
Dividends payable	$50,673
Security purchases payable	504,612
Accrued expenses	11,371
Payable to affiliates	12,909
Total Liabilities	$579,565

NET ASSETS	$16,706,551

Net assets are represented by:
Paid-in capital	$17,039,062
Accumulated undistributed net realized gain (loss) on investments and futures	(696,084)
Accumulated undistributed net investment income (loss)	20,090
Unrealized appreciation (depreciation) on investments	343,483
Total amount representing net assets applicable to 1,598,291 outstanding shares of no par common stock (unlimited shares authorized)	$16,706,551

Net Asset Value per share	$10.45

Public offering price (based on sales charge of 4.25%)	$10.91

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Operations For the year ended July 31, 2007

INVESTMENT INCOME
Interest	$799,119
Dividends	21,387
Total Investment Income	$820,506

EXPENSES
Investment advisory fees	$88,732
Distribution (12b-1) fees	44,366
Administrative service fees	23,132
Transfer agent fees	33,839
Accounting service fees	32,873
Custodian fees	2,484
Professional fees	13,264
Trustees fees	2,372
Audit fees	7,728
License, fees, and registrations	3,696
Transfer agent out-of-pockets	969
Legal fees	694
Other fees	595
Total Expenses	$254,744
Less expenses waived or absorbed by the Fund’s manager	(64,859)
Total Net Expenses	$189,885

NET INVESTMENT INCOME (LOSS)	$630,621

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$33,318
Net change in unrealized appreciation (depreciation) of investments	(131,902)
Net Realized and Unrealized Gain (Loss) on Investments	$(98,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$532,037

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Changes in Net Assets

For the year ended July 31, 2007 and the year ended July 31, 2006

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$630,621	$718,442
Net realized gain (loss) on investment and futures transactions	33,318	633,405
Net change in unrealized appreciation (depreciation) on investments and futures	(131,902)	(547,466)
Net Increase (Decrease) in Net Assets Resulting From Operations	$532,037	$804,381

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.37 and $.35 per share, respectively)	$(624,718)	$(712,764)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(624,718)	$(712,764)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$611,753	$783,051
Proceeds from reinvested dividends	360,742	407,076
Cost of shares redeemed	(2,901,433)	(7,528,806)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(1,928,938)	$(6,338,679)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,021,619)	$(6,247,062)
NET ASSETS, BEGINNING OF PERIOD	18,728,170	24,975,232
NET ASSETS, END OF PERIOD	$16,706,551	$18,728,170

Undistributed Net Investment Income	$20,090	$14,187

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2007

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Maine state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Maine municipal securities.

On December 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Forum Funds and was named the Maine TaxSaver Bond Fund. The Maine TaxSaver Bond Fund commenced operations on December 5, 1991.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Fund Services, Inc. The matrix system has been developed based on procedures approved by the Board of Trustees, which include consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities - The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis is identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense. Distributions during the year ended July 31, 2007, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt income	$624,718	$712,764
Ordinary income	0	0
Long-term capital gains	0	0
Total	$624,718	$712,764

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($696,084)	$363,573	($332,511)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $696,084, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table:

Year	Unexpired Capital Losses
2013	$696,084

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2007, there were unlimited shares of no par authorized; 1,598,291 and 1,780,772 shares were outstanding at July 31, 2007 and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
Shares sold	58,003	75,280
Shares issued on reinvestment of dividends	34,165	39,039
Shares redeemed	(274,649)	(723,762)
Net increase (decrease)	(182,481)	(609,443)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $23,873 of investment advisory fees after partial waiver for the year ended July 31, 2007. The Fund has a payable to Integrity Money Management of $1,366 at July 31, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the Investment Adviser and Management fee payable by the Fund to the Investment Adviser. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the year ended July 31, 2007.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $44,366 of distribution fees for the year ended July 31, 2007. The Fund has a payable to Integrity Funds Distributor of $3,586 at July 31, 2007 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $33,839 of transfer agency fees and expenses for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $2,869 at July 31, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $32,873 of accounting service fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $2,784 at July 31, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $23,132 of administrative services fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $2,067 at July 31, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,448,496 and $3,791,622, respectively, for the year ended July 31, 2007.

Note 6: INVESTMENT IN SECURITIES

At July 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $16,782,952. The net unrealized appreciation of investments based on the cost was $343,483, which is comprised of $418,122 aggregate gross unrealized appreciation and $74,639 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48). FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects. Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit. To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

July 31, 2007

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the period indicated.

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.52	$10.45	$11.10	$11.19	$11.35	$10.97

Income from Investment Operations:
Net investment income	$.37	$.35	$.35	$.13	$.39	$.39
Net realized and unrealized gain (loss) on investment and futures transactions	(.07)	.07	(.43)	(.09)	(.10)	.38
Total Income (Loss) From Investment Operations	$.30	$.42	$(.08)	$.04	$.29	$.77

Less Distributions:
Dividends from net investment income	$(.37)	$(.35)	$(.35)	$(.13)	$(.39)	$(.39)
Distributions from net capital gains	.00	.00	(.22)	.00	(.06)	.00
Total Distributions	$(.37)	$(.35)	$(.57)	$(.13)	$(.45)	$(.39)

NET ASSET VALUE, END OF PERIOD	$10.45	$10.52	$10.45	$11.10	$11.19	$11.35

Total Return	2.89%A	4.12%A	(0.74%)A	1.23%A,C	2.56%A	7.16%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$16,707	$18,728	$24,975	$31,683	$33,270	$37,847
Ratio of net expenses (after expense assumption) to average net assets	1.07%B	1.02%B	0.97%B	0.95%B,C	0.95%B	0.95%B
Ratio of net investment income to average net assets	3.52%	3.35%	3.24%	3.49%C	3.44%	3.49%
Portfolio turnover rate	8.50%	1.60%	4.87%	1.92%	34.40%	26.00%

A Excludes the maximum sales charge of 4.25%.

B During the periods since March 31, 2004, Integrity Money Management assumed/waived expenses of $64,859, $58,447, $86,089, and $29,051. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.44%, 1.30%, 1.27%, and 1.22%.  For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $64,658. For the period from 12/20/2003 through 3/31/2004, Integrity Money Management assumed/waived expenses of $22,736. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.20%. In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $104,969. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.22%.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

July 31, 2007

TAX INFORMATION

Tax Information For The Year Ended July 31, 2007 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2006	August 31, 2006	$.030529	-	-
September 29, 2006	September 29, 2006	$.029588	-	-
October 31, 2006	October 31, 2006	$.031994	-	-
November 30, 2006	November 30, 2006	$.031246	-	-
December 29, 2006	December 29, 2006	$.030296	-	-
January 31, 2007	January 31, 2007	$.032563	-	-
February 28, 2007	February 28, 2007	$.031455	-	-
March 30, 2007	March 30, 2007	$.030631	-	-
April 30, 2007	April 30, 2007	$.030661	-	-
May 31, 2007	May 31, 2007	$.030904	-	-
June 29, 2007	June 29, 2007	$.030162	-	-
July 31, 2007	July 31, 2007	$.031686	-	-

Shareholders should consult their tax advisors.

July 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Maine Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Maine Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2007, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2007 and July 31, 2006, and the financial highlights for the years ended July 31, 2007,July 31, 2006, and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2003 was audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on the respective highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maine Municipal Fund of the Integrity Managed Portfolios as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for the years ended July 31, 2007 and July 31, 2006, and the financial highlights for the years ended July 31, 2007,July 31, 2006, July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2007

Dear Shareholder:

Enclosed is the annual report of the Nebraska Municipal Fund (the “Fund”) for the year ended July 31, 2007.  The Fund’s portfolio and related financial statements are presented within for your review.

The first half of 2007 has proven a tricky period for most bond fund managers and has likely rattled some bond fund investors as well.  Entering the year, many expected the Federal Reserve to cut its target for the federal funds rate (the rate banks charge one another for loans), but recently the direction of the bond market remains determined by credit issues and the status of other asset classes.

In recent years, investors’ enthusiasm about the global economy allowed borrowers across the spectrum to enjoy cheap debt.  However, the recent turmoil in the sub-prime housing market (loans to less than creditworthy individuals) is beginning to show a credit squeeze may be underway.  Recent surveys conducted by the Federal Reserve suggest that banks are tightening lending standards on non-traditional and sub-prime residential loans as well as commercial real estate.

The key to the economy going forward will be consumer spending.  If the housing woes spread over the economy, consumer spending could slow and the economy is likely to grow at a subdued pace into early 2008.

The sub-prime fear helped push the yield on the 10-year Treasury bond to 4.77% for the period, higher than the 4.70% at which it began 2007, but below the 5.30% it hit in mid-June.

While rising interest rates can cause bond market valuations to fall, it also enables investors to lock in higher yielding bonds.  Short-term fund losses can sting, but they shouldn’t cause investors to lose sight of their long-term goals and objectives.

After spending much of 2007 in positive territory, the average municipal bond fund has posted a small gain through July.

Nebraska Municipal Fund shares began the year at $10.20 and ended the period at $10.13 for a total return of 3.16%*.  This compares to the Lehman Brothers Municipal Bond Index return of 4.26% for the period.

The Fund’s performance can be attributed to its defensive portfolio, with an average maturity of 15 years and a low average maturity to the first call date of 4.5 years.  That, along with an average portfolio coupon of 5.22%, helps relative performance in a rising rate environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Some issues purchased during the period include: University of Nebraska Omaha 5.00% coupon, due 2032; Bryan LGH Medical Center 4.75% coupon, due 2021; and University of Nebraska 5.00% coupon, due 2020.  Portfolio quality for the year was as follows: AAA 55.1%, AA 32.8%, A 5.1%, BBB 2.5% and NR 4.5%.

Income exempt from federal and Nebraska state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

July 31, 2007 (Unaudited)

TERMS AND DEFINITIONS

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis, assuming all distributions are reinvested

Coupon Rate or Face Rate: The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2007 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	55.1%
AA	32.8%
A	5.1%
BBB	2.5%
NR	4.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of net assets)

S-School	34.0%
H-Health	20.7%
U-Utilities	14.8%
I-Industrial	11.5%
T-Transportation	7.3%
W/S-Water/Sewer	6.3%
O-Other	5.4%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2007 to July 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/31/07	Ending Account Value 7/31/07	Expenses Paid During Period*
Actual	$1,000.00	$1,012.21	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.40

*Expenses are equal to the annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line of the table is based on its actual total return of 1.22% for the six-month period of January 31, 2007 to July 31, 2007.

July 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2007
Nebraska Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without Sales Charge	3.16%	2.60%	2.11%	3.44%	3.81%
With Sales Charge (4.25%)	(1.20%)	1.12%	1.22%	2.99%	3.49%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
	4.26%	4.38%	4.50%	5.23%	5.52%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Lehman Brothers Municipal Bond Index
07/31/1997	$10,000	$9,575	$10,000
1998	$10,396	$9,954	$10,599
1999	$10,793	$10,334	$10,904
2000	$11,039	$10,570	$11,374
2001	$12,145	$11,629	$12,522
2002	$12,639	$12,101	$13,362
2003	$12,537	$12,004	$13,842
2004	$12,986	$12,434	$14,643
2005	$12,962	$12,411	$15,575
2006	$13,597	$13,019	$15,973
2007	$14,028	$13,431	$16,654

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

July 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

July 31, 2007 (Unaudited)

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad2,3 1 N. Main St. Minot, ND 58703 62	Trustee and Chairman	Indefinite Since January 1996

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to May 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (May 2003 to Feb. 2007), Integrity Managed Portfolios and (Jan. 2006 to Feb. 2007) The Integrity Funds, (Jan. 1995 to Feb 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to Feb. 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to Feb 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and (since May 2003), The Integrity Funds.

				15	Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 42	President	Indefinite Since July 2007

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President and COO (April 2003 to Feb 2007), President, Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (Since August 2003) Integrity Funds Distributor, Inc.; President (Since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

				N/A	None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Vice President, Secretary Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments July 31, 2007

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (97.8%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$254,930
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/2025	405,000	405,348
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa/BBB-	5.650	02/01/2022	700,000	700,000
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,058,890
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	343,373
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	45,000	45,225
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	225,000	226,125
Douglas Cty., NE G.O.	Aa-1/AA+	4.750	12/01/2025	250,000	254,680
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/2021	250,000	255,745
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/2016	250,000	261,175
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. FSA Insured	NR/AAA	4.500	12/15/2023	250,000	249,200
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/2022	150,000	151,497
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	500,000
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	518,790
Hall Cty., NE School Dist. #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	524,770
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/2021	100,000	100,068
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	255,132
Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project)	A-1/NR	4.750	06/01/2021	1,000,000	1,007,710
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	523,440
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	529,025
Lincoln Cty., NE School Dist. #55 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/2020	225,000	225,106
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,037,940
Lincoln, NE San. Swr. Rev. MBIA	Aaa/AAA	4.500	06/15/2029	500,000	491,265
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	599,087
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/2018	250,000	255,980
Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aaa/AAA	4.500	03/01/2026	1,000,000	1,003,160
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/2027	1,000,000	1,048,750
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/2028	100,000	100,481
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/2013	185,000	192,230
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/2018	400,000	416,404
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/2018	800,000	833,800
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/2014	880,000	884,224
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	NR/AA	5.125	12/01/2017	200,000	203,218
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/2017	410,000	423,862
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/2027	1,000,000	1,034,250
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/2017	400,000	407,664
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	792,915
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	135,000	136,357
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	165,000	167,543
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	35,000	35,539
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/2021	35,000	35,540
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	10,000	10,133
Omaha Convention Hotel Corp (Convention Ctr. Rev.)	Aaa/AAA	4.250	02/01/2026	500,000	474,170
Omaha Convention Hotel Corp. (Convention Ctr. Rev.)	Aaa/AAA	4.375	02/01/2035	500,000	467,375
Omaha, NE (Riverfront Project) Special Obligation	Aa-1/AA	5.500	02/01/2029	1,000,000	1,069,790
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/2025	250,000	256,920
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.300	02/01/2031	100,000	93,468
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/2022	500,000	519,325
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	735,995
Omaha, NE Public Power Electric Rev.	Aa/AA	5.000	02/01/2034	1,000,000	1,034,170
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	261,015
Omaha, NE Various Purpose	Aaa/AAA	4.250	10/15/2026	500,000	484,375
Papillion, NE G.O. MBIA	Aaa/AAA	4.350	12/15/2027	250,000	241,220
Platte Cty., NE G.O. FSA	Aaa/AAA	4.750	12/15/2014	500,000	502,625
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	5.650	05/01/2012	100,000	104,110
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	6.150	05/01/2030	250,000	264,812
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	201,990
Saunders Cty., NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	255,627
Saunders Cty., NE G.O. MBIA	Aaa/AAA	4.250	12/15/2021	515,000	501,059
Univ. Nebraska Board of Regents Univ. NE Omaha Student Facs.	Aa/AA-	5.000	05/15/2032	250,000	259,400
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	258,803
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aaa/AAA	5.000	07/15/2020	500,000	528,905

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $27,188,082)					$27,760,725

SHORT-TERM SECURITIES (1.3%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $382,585)				382,585	$382,585

TOTAL INVESTMENTS IN SECURITIES (COST: $27,570,667)					$28,143,310
OTHER ASSETS LESS LIABILITIES					237,527

NET ASSETS					$28,380,837

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Assets and Liabilities July 31, 2007

ASSETS
Investments in securities, at value (cost: $27,570,667)	$28,143,310
Accrued interest receivable	382,980
Accrued dividends receivable	1,821
Receivable for fund shares sold	5,000
Prepaid expenses	2,123
Total Assets	$28,535,234

LIABILITIES
Dividends payable	$94,230
Payable for fund shares redeemed	24,857
Accrued expenses	12,523
Payable to affiliates	22,787
Total Liabilities	$154,397

NET ASSETS	$28,380,837

Net assets are represented by:
Paid-in capital	$30,987,291
Accumulated undistributed net realized gain (loss) on investments and futures	(3,207,965)
Accumulated undistributed net investment income (loss)	28,868
Unrealized appreciation (depreciation) on investments	572,643
Total amount representing net assets applicable to 2,801,059 outstanding shares of no par common stock (unlimited shares authorized)	$28,380,837

Net Asset Value per share	$10.13

Public offering price (based on sales charge of 4.25%)	$10.58

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Operations For the year ended July 31, 2007

INVESTMENT INCOME
Interest	$1,400,257
Dividends	54,304
Total Investment Income	$1,454,561

EXPENSES
Investment advisory fees	$148,665
Distribution (12b-1) fees	74,332
Administrative service fees	35,905
Transfer agent fees	56,238
Accounting service fees	38,866
Custodian fees	4,974
Professional fees	18,520
Trustees fees	2,958
Reports to shareholders	5,362
Audit fees	8,621
License, fees, and registrations	2,201
Transfer agent out-of-pockets	1,670
Other fees	954
Total Expenses	$399,266
Less expenses waived or absorbed by the Fund’s manager	(81,123)
Total Net Expenses	$318,143

NET INVESTMENT INCOME (LOSS)	$1,136,418

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$101,063
Net change in unrealized appreciation (depreciation) of investments	(289,997)
Net Realized and Unrealized Gain (Loss) on Investments	$(188,934)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$947,484

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Changes in Net Assets

For the year ended July 31, 2007 and the year ended July 31, 2006

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,136,418	$1,242,166
Net realized gain (loss) on investment and futures transactions	101,063	887,612
Net change in unrealized appreciation (depreciation) on investments and futures	(289,997)	(609,436)
Net Increase (Decrease) in Net Assets Resulting From Operations	$947,484	$1,520,342

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.39 and $.40 per share, respectively)	$(1,132,417)	$(1,238,147)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,132,417)	$(1,238,147)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$697,160	$1,505,567
Proceeds from reinvested dividends	755,442	826,643
Cost of shares redeemed	(3,629,141)	(4,359,905)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(2,176,539)	$(2,027,695)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,361,472)	$(1,745,500)
NET ASSETS, BEGINNING OF PERIOD	30,742,309	32,487,809
NET ASSETS, END OF PERIOD	$28,380,837	$30,742,309

Undistributed Net Investment Income	$28,868	$27,787

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2007

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Fund Services, Inc. The matrix system has been developed based on procedures approved by the Board of Trustees, which include consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities - The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis is identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense. Distributions during the year ended July 31, 2007, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt income	$1,132,417	$1,238,147
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,132,417	$1,238,147

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($3,207,965)	$601,511	($2,606,454)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $3,207,965, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table:

Year	Unexpired Capital Losses
2008	$40,628
2009	$158,911
2010	$591,993
2011	$713,949
2012	$579,276
2013	$1,123,208

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2007, there were unlimited shares of no par authorized; 2,801,059 and 3,013,698 shares were outstanding at July 31, 2007 and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
Shares sold	68,577	148,688
Shares issued on reinvestment of dividends	73,768	81,633
Shares redeemed	(354,984)	(430,272)
Net increase (decrease)	(212,639)	(199,951)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $67,542 of investment advisory fees after partial waiver for the year ended July 31, 2007. The Fund has a payable to Integrity Money Management of $4,910 at July 31, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the Investment Adviser and Management fee. The Investment Adviser and Principal Underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the year ended July 31, 2007.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $74,332 of distribution fees for the year ended July 31, 2007. The Fund has a payable to Integrity Funds Distributor of $6,113 at July 31, 2007 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $56,238 of transfer agency fees and expenses for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $4,891 at July 31, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $38,866 of accounting service fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $3,289 at July 31, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $35,905 of administrative services fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $3,057 at July 31, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,899,518 and $5,757,712, respectively, for the year ended July 31, 2007.

Note 6: INVESTMENT IN SECURITIES

At July 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $27,570,667. The net unrealized appreciation of investments based on the cost was $572,643, which is comprised of $686,544 aggregate gross unrealized appreciation and $113,901 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48). FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects. Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit. To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

July 31, 2007

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the period indicated.

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.20	$10.11	$10.55	$10.62	$11.17

Income from Investment Operations:
Net investment income	$.39	$.40	$.42	$.45	$.47
Net realized and unrealized gain (loss) on investment and futures transactions	(.07)	.09	(.44)	(.07)	(.55)
Total Income (Loss) From Investment Operations	$.32	$.49	$(.02)	$.38	$(.08)

Less Distributions:
Dividends from net investment income	$(.39)	$(.40)	$(.42)	$(.45)	$(.47)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.39)	$(.40)	$(.42)	$(.45)	$(.47)

NET ASSET VALUE, END OF PERIOD	$10.13	$10.20	$10.11	$10.55	$10.62

Total Return	3.16%A	4.90%A	(0.18%)A	3.59%A	(0.81%)A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$28,381	$30,742	$32,488	$34,682	$36,718
Ratio of net expenses (after expense assumption) to average net assets	1.07%B	1.03%B	0.98%B	0.95%B	0.92%B
Ratio of net investment income to average net assets	3.81%	3.89%	4.07%	4.18%	4.24%
Portfolio turnover rate	17.42%	14.63%	4.36%	8.95%	9.48%

A Excludes the maximum sales charge of 4.25%.

B During the periods indicated above, Integrity Money Management assumed/waived expenses of $81,123, $66,312, $84,449, $93,640, and $62,679, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.34%, 1.24%, 1.22%, 1.21%, and 1.08%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

July 31, 2007

TAX INFORMATION

Tax Information For The Year Ended July 31, 2007 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2006	August 31, 2006	$.033367	-	-
September 29, 2006	September 29, 2006	$.032062	-	-
October 31, 2006	October 31, 2006	$.033463	-	-
November 30, 2006	November 30, 2006	$.032265	-	-
December 29, 2006	December 29, 2006	$.030943	-	-
January 31, 2007	January 31, 2007	$.033601	-	-
February 28, 2007	February 28, 2007	$.032370	-	-
March 30, 2007	March 30, 2007	$.031866	-	-
April 30, 2007	April 30, 2007	$.032452	-	-
May 31, 2007	May 31, 2007	$.032691	-	-
June 29, 2007	June 29, 2007	$.031177	-	-
July 31, 2007	July 31, 2007	$.033500	-	-

Shareholders should consult their tax advisors.

July 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Nebraska Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Nebraska Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2007, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2007 and July 31, 2006, and the financial highlights for the year ended July 31, 2007, and each of the four years in the period ended July 31, 2006. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nebraska Municipal Fund of the Integrity Managed Portfolios as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2007

Dear Shareholder:

Enclosed is the annual report of the New Hampshire Municipal Fund (the “Fund”) for the year ended July 31, 2007.  The Fund’s portfolio and related financial statements are presented within for your review.

The first half of 2007 has proven a tricky period for most bond fund managers and has likely rattled some bond fund investors as well.  Entering the year, many expected the Federal Reserve to cut its target for the federal funds rate (the rate banks charge one another for loans), but recently the direction of the bond market remains determined by credit issues and the status of other asset classes.

In recent years, investors’ enthusiasm about the global economy allowed borrowers across the spectrum to enjoy cheap debt.  However, the recent turmoil in the sub-prime housing market (loans to less than creditworthy individuals) is beginning to show a credit squeeze may be underway.  Recent surveys conducted by the Federal Reserve suggest that banks are tightening lending standards on non-traditional and sub-prime residential loans as well as commercial real estate.

The key to the economy going forward will be consumer spending.  If the housing woes spread over the economy, consumer spending could slow and the economy is likely to grow at a subdued pace into early 2008.

The sub-prime fear helped push the yield on the 10-year Treasury bond to 4.77% for the period, higher than the 4.70% at which it began 2007, but below the 5.30% it hit in mid-June.

While rising interest rates can cause bond market valuations to fall, it also enables investors to lock in higher yielding bonds.  Short-term fund losses can sting, but they shouldn’t cause investors to lose sight of their long-term goals and objectives.

After spending much of 2007 in positive territory, the average municipal bond fund has posted a small gain through July.

New Hampshire Municipal Fund shares began the year at $10.25 and ended the period at $10.24 for a total return of 3.02%*.  This compares to the Lehman Brothers Municipal Bond Index return of 4.26% for the period.

The Fund’s performance can be attributed to its defensive portfolio, with an average maturity of 8 years and a low average maturity to the first call date of 4 years.  That, along with an average portfolio coupon of 4.81%, helps relative performance in a rising rate environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Some issues purchased during the period include: Merrimack County 4.25% coupon, due 2019; and Merrimack County 4.50% coupon, due 2027.  Portfolio quality for the year was as follows: AAA 64.9%, AA 19.2% and A 15.9%.

Income exempt from federal income taxes and New Hampshire state interest and dividend taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc.. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

July 31, 2007 (Unaudited)

TERMS AND DEFINITIONS

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis, assuming all distributions are reinvested

Coupon Rate or Face Rate: The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2007 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	64.9%
AA	19.2%
A	15.9%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of net assets)

T-Transportation	35.4%
S-School	18.2%
GO-General Obligation	12.9%
O-Other	12.6%
H-Health	10.9%
I-Industrial	10.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2007 to July 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/31/07	Ending Account Value 7/31/07	Expenses Paid During Period*
Actual	$1,000.00	$1,011.25	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.40

*Expenses are equal to the annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line of the table is based on its actual total return of 1.13% for the six-month period of January 31, 2007 to July 31, 2007.

July 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2007
New Hampshire Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without Sales Charge	3.02%	1.63%	2.38%	3.59%	4.48%
With Sales Charge (4.25%)	(1.31%)	0.17%	1.50%	3.14%	4.17%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
	4.26%	4.38%	4.50%	5.23%	5.90%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund’s performance prior to December 19, 2003 was achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may have produced different investment results than those achieved by the current investment adviser. Forum Investment Advisors, LLC served as investment adviser to the Fund until December 19, 2003.

July 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Lehman Brothers Municipal Bond Index
7/31/1997	$10,000	$9,578	$10,000
1998	$10,529	$10,086	$10,599
1999	$10,811	$10,355	$10,904
2000	$11,194	$10,722	$11,374
2001	$12,017	$11,511	$12,522
2002	$12,644	$12,111	$13,362
2003	$12,940	$12,395	$13,842
2004	$13,553	$12,982	$14,643
2005	$13,309	$12,748	$15,575
2006	$13,808	$13,226	$15,973
2007	$14,226	$13,626	$16,654

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in New Hampshire municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

July 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

July 31, 2007 (Unaudited)

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad2,3 1 N. Main St. Minot, ND 58703 62	Trustee and Chairman	Indefinite Since January 1996

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to May 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (May 2003 to Feb. 2007), Integrity Managed Portfolios and (Jan. 2006 to Feb. 2007) The Integrity Funds, (Jan. 1995 to Feb 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to Feb. 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to Feb 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and (since May 2003), The Integrity Funds.

				15	Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 42	President	Indefinite Since July 2007

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President and COO (April 2003 to Feb 2007), President, Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (Since August 2003) Integrity Funds Distributor, Inc.; President (Since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

				N/A	None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Vice President, Secretary Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments July 31, 2007

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (90.5%)

#Belknap Cty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/2013	$225,000	$229,563
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/2008	60,000	60,178
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	103,429
Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	119,633
Exeter, NH G.O.	A-1/NR	5.300	06/15/2008	25,000	25,316
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/2007	50,000	50,000
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	66,706
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/2020	200,000	194,112
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2020	100,000	97,308
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2021	100,000	96,874
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/2028	110,000	112,363
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	20,949
Keene, NH G.O.	A-1/NR	5.150	10/15/2011	45,000	46,103
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/2009	225,000	228,722
*Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/2009	250,000	257,213
Merrimack Cty., NH G.O. FSA	NR/AAA	4.250	12/01/2019	100,000	100,243
Merrimack Cty., NH G.O. FSA	NR/AAA	4.500	12/01/2027	100,000	99,773
Nashua, NH G.O.	Aa/AA+	5.250	09/15/2017	100,000	105,711
New Hampshire Hlth & Ed Southern NH University ACA	NR/A	4.000	01/01/2008	220,000	220,887
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	102,587
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	62,156
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	126,257
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,294
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	40,000	42,604
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	95,000	100,934
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/2016	100,000	101,344
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	262,517
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/2008	25,000	25,250
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/2008	100,000	100,021
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2017	100,000	98,701
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2019	100,000	97,852
*Rochester, NH G.O. MBIA	Aaa/NR	4.750	07/15/2020	300,000	312,135
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/2008	100,000	101,064

TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$3,789,799

GUAM MUNICIPAL BONDS (0.3%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,609

TOTAL MUNICIPAL BONDS (COST: $3,815,158)					$3,800,408

SHORT-TERM SECURITIES (8.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $370,692)				370,692	$370,692

TOTAL INVESTMENTS IN SECURITIES (COST: $4,185,850)					$4,171,100
OTHER ASSETS MINUS LIABILITIES					17,366

NET ASSETS					$4,188,466

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Assets and Liabilities July 31, 2007

ASSETS
Investments in securities, at value (cost: $4,185,850)	$4,171,100
Accrued interest receivable	38,791
Accrued dividends receivable	1,006
Receivable from manager	5,215
Prepaid expenses	868
Total Assets	$4,216,980

LIABILITIES
Dividends payable	$10,884
Accrued expenses	10,296
Payable to affiliates	7,334
Total Liabilities	$28,514

NET ASSETS	$4,188,466

Net assets are represented by:
Paid-in capital	$4,348,974
Accumulated undistributed net realized gain (loss) on investments and futures	(147,534)
Accumulated undistributed net investment income (loss)	1,776
Unrealized appreciation (depreciation) on investments	(14,750)
Total amount representing net assets applicable to 408,879 outstanding shares of no par common stock (unlimited shares authorized)	$4,188,466

Net Asset Value per share	$10.24

Public offering price (based on sales charge of 4.25%)	$10.69

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Operations For the year ended July 31, 2007

INVESTMENT INCOME
Interest	$190,906
Dividends	9,181
Total Investment Income	$200,087

EXPENSES
Investment advisory fees	$24,048
Distribution (12b-1) fees	12,024
Administrative service fees	23,017
Transfer agent fees	23,017
Accounting service fees	26,405
Custodian fees	1,692
Professional fees	7,497
Trustees fees	1,741
Insurance expense	198
Reports to shareholders	1,948
Audit fees	9,292
Other fees	128
Total Expenses	$131,007
Less expenses waived or absorbed by the Fund’s manager	(79,544)
Total Net Expenses	$51,463

NET INVESTMENT INCOME (LOSS)	$148,624

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$6,631
Net change in unrealized appreciation (depreciation) of investments	(792)
Net Realized and Unrealized Gain (Loss) on Investments	$5,839

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,463

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Changes in Net Assets

For the year ended July 31, 2007 and the year ended July 31, 2006

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$148,624	$185,220
Net realized gain (loss) on investment and futures transactions	6,631	195,409
Net change in unrealized appreciation (depreciation) on investments and futures	(792)	(172,988)
Net Increase (Decrease) in Net Assets Resulting From Operations	$154,463	$207,641

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.32 and $.33 per share, respectively)	$(148,272)	$(184,875)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(148,272)	$(184,875)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$24,360	$298,121
Proceeds from reinvested dividends	77,717	105,044
Cost of shares redeemed	(1,236,445)	(1,472,571)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(1,134,368)	$(1,069,406)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,128,177)	$(1,046,640)
NET ASSETS, BEGINNING OF PERIOD	5,316,643	6,363,283
NET ASSETS, END OF PERIOD	$4,188,466	$5,316,643

Undistributed Net Investment Income	$1,776	$1,424

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2007

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and New Hampshire state interest and dividend tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of New Hampshire municipal securities.

On December 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Forum Funds and was named the New Hampshire TaxSaver Bond Fund. The New Hampshire TaxSaver Bond Fund commenced operations on December 31, 1992.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Fund Services, Inc. The matrix system has been developed based on procedures approved by the Board of Trustees, which include consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities - The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis is identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense. Distributions during the year ended July 31, 2007, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt income	$148,272	$184,875
Ordinary income	0	0
Long-term capital gains	0	0
Total	$148,272	$184,875

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($147,534)	($12,974)	($160,508)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $147,534, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table:

Year	Unexpired Capital Losses
2013	$147,534

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2007, there were unlimited shares of no par authorized; 408,879 and 518,796 shares were outstanding at July 31, 2007 and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
Shares sold	2,358	29,452
Shares issued on reinvestment of dividends	7,535	10,337
Shares redeemed	(119,810)	(144,925)
Net increase (decrease)	(109,917)	(105,136)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. All investment advisory fees were waived for the year ended July 31, 2007. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the Management and Investment Advisory fee payable by the Fund to the Investment Adviser. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the year ended July 31, 2007.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $12,024 of distribution fees for the year ended July 31, 2007. The Fund has a payable to Integrity Funds Distributor of $900 at July 31, 2007 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $23,017 of transfer agency fees and expenses for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $2,067 at July 31, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $26,405 of accounting service fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $2,247 at July 31, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $23,017 of administrative services fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $2,067 at July 31, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $536,208 and $1,801,246, respectively, for the year ended July 31, 2007.

Note 6: INVESTMENT IN SECURITIES

At July 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,185,850. The net unrealized depreciation of investments based on the cost was $14,750, which is comprised of $26,961 aggregate gross unrealized appreciation and $41,711 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48). FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects. Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit. To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

July 31, 2007

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the period indicated.

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25	$10.20	$10.82	$10.73	$10.88	$10.65

Income from Investment Operations:
Net investment income	$.32	$.33	$.33	$.11	$.37	$.40
Net realized and unrealized gain (loss) on investment and futures transactions	(.01)	.05	(.52)	.09	(.15)	.30
Total Income (Loss) From Investment Operations	$.31	$.38	$(.19)	$.20	$.22	$.70

Less Distributions:
Dividends from net investment income	$(.32)	$(.33)	$(.33)	$(.11)	$(.37)	$(.40)
Distributions from net capital gains	.00	.00	(.10)	.00	.00	(.07)
Total Distributions	$(.32)	$(.33)	$(.43)	$(.11)	$(.37)	$(.47)

NET ASSET VALUE, END OF PERIOD	$10.24	$10.25	$10.20	$10.82	$10.73	$10.88

Total Return	3.02%A	3.76%A	(1.81%)A	5.69%A,C	2.06%A	6.65%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$4,188	$5,317	$6,363	$7,962	$8,175	$10,198
Ratio of net expenses (after expense assumption) to average net assets	1.07%B	1.03%B	0.98%B	0.95%B,C	0.95%B	0.95%B
Ratio of net investment income to average net assets	3.08%	3.19%	3.14%	3.12%C	3.44%	3.71%
Portfolio turnover rate	11.83%	8.10%	17.94%	10.02%	41.53%	20.00%

A Excludes the maximum sales charge of 4.25%.

B During the periods since March 31, 2004, Integrity Money Management assumed/waived expenses of $79,544, $69,311, $64,102, and $23,856, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.72%, 2.22%, 1.80%, and 1.84%, respectively. For the period 4/1/03 through 12/19/03, Forum Administrative Services and Forum Investment Advisors assumed/waived expenses of $62,210. For the period from 12/20/03 through 3/31/04, Integrity Money Management assumed/waived expenses of $21,859. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.86%. For the year ended 3/31/03, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $106,577. If the expenses had not been assumed/waived, the annualized ratio to average net assets would have been 2.03%.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

July 31, 2007

TAX INFORMATION

Tax Information For The Year Ended July 31, 2007 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2006	August 31, 2006	$.027499	-	-
September 29, 2006	September 29, 2006	$.026599	-	-
October 31, 2006	October 31, 2006	$.028330	-	-
November 30, 2006	November 30, 2006	$.026869	-	-
December 29, 2006	December 29, 2006	$.026063	-	-
January 31, 2007	January 31, 2007	$.026783	-	-
February 28, 2007	February 28, 2007	$.025805	-	-
March 30, 2007	March 30, 2007	$.026124	-	-
April 30, 2007	April 30, 2007	$.026309	-	-
May 31, 2007	May 31, 2007	$.025884	-	-
June 29, 2007	June 29, 2007	$.024578	-	-
July 31, 2007	July 31, 2007	$.026598	-	-

Shareholders should consult their tax advisors.

July 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of New Hampshire Municipal Fund

We have audited the accompanying statement of assets and liabilities of the New Hampshire Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2007, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2007 and July 31, 2006, and the financial highlights for the years ended July 31, 2007, July 31, 2006, and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2003 was audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on the respective highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Hampshire Municipal Fund of the Integrity Managed Portfolios as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for the years ended July 31, 2007 and July 31, 2006, and the financial highlights for the years ended July 31, 2007,July 31, 2006, July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2007

Dear Shareholder:

Enclosed is the annual report of the Oklahoma Municipal Fund (the “Fund”) for the year ended July 31, 2007.  The Fund’s portfolio and related financial statements are presented within for your review.

The first half of 2007 has proven a tricky period for most bond fund managers and has likely rattled some bond fund investors as well.  Entering the year, many expected the Federal Reserve to cut its target for the federal funds rate (the rate banks charge one another for loans), but recently the direction of the bond market remains determined by credit issues and the status of other asset classes.

In recent years, investors’ enthusiasm about the global economy allowed borrowers across the spectrum to enjoy cheap debt.  However, the recent turmoil in the sub-prime housing market (loans to less than creditworthy individuals) is beginning to show a credit squeeze may be underway.  Recent surveys conducted by the Federal Reserve suggest that banks are tightening lending standards on non-traditional and sub-prime residential loans as well as commercial real estate.

The key to the economy going forward will be consumer spending.  If the housing woes spread over the economy, consumer spending could slow and the economy is likely to grow at a subdued pace into early 2008.

The sub-prime fear helped push the yield on the 10-year Treasury bond to 4.77% for the period, higher than the 4.70% at which it began 2007, but below the 5.30% it hit in mid-June.

While rising interest rates can cause bond market valuations to fall, it also enables investors to lock in higher yielding bonds.  Short-term fund losses can sting, but they shouldn’t cause investors to lose sight of their long-term goals and objectives.

After spending much of 2007 in positive territory, the average municipal bond fund has posted a small gain through July.

Oklahoma Municipal Fund shares began the year at $11.08 and ended the period at $11.03 for a total return of 3.10%*.  This compares to the Lehman Brothers Municipal Bond Index return of 4.26% for the period.

The Fund’s performance can be attributed to its defensive portfolio, with an average maturity of 18 years and a low average maturity to the first call date of 6.3 years.  That, along with an average portfolio coupon of 5.01%, helps relative performance in a rising rate environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Some issues purchased during the period include: Oklahoma City Airport 5.00% coupon, due 2021; St John Health System 5.00% coupon, due 2037; and Claremore Public Works 5.25% coupon, due 2027.  Portfolio quality for the year was as follows: AAA 75.1%, AA 12.7%, A 6.2%, BBB 3.8% and NR 2.2%.

Income exempt from federal and Oklahoma state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Money Management, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

July 31, 2007 (Unaudited)

TERMS AND DEFINITIONS

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis, assuming all distributions are reinvested

Coupon Rate or Face Rate: The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2007 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	75.1%
AA	12.7%
A	6.2%
BBB	3.8%
NR	2.2%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of net assets)

S-School	30.7%
U-Utilities	22.2%
T-Transportation	20.4%
O-Other	9.2%
H-Health	7.8%
W/S-Water/Sewer	5.8%
G-Government	3.9%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2007 to July 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/31/07	Ending Account Value 7/31/07	Expenses Paid During Period*
Actual	$1,000.00	$1,009.48	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.40

*Expenses are equal to the annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line of the table is based on its actual total return of 0.95% for the six-month period of January 31, 2007 to July 31, 2007.

July 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2007
Oklahoma Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without Sales Charge	3.10%	3.50%	2.88%	3.73%	4.15%
With Sales Charge (4.25%)	(1.27%)	2.02%	2.00%	3.27%	3.73%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
	4.26%	4.38%	4.50%	5.23%	5.76%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Lehman Brothers Municipal Bond Index
7/31/1997	$10,000	$9,572	$10,000
1998	$10,378	$9,934	$10,599
1999	$10,819	$10,356	$10,904
2000	$10,806	$10,344	$11,374
2001	$11,862	$11,355	$12,522
2002	$12,509	$11,974	$13,362
2003	$12,544	$12,008	$13,842
2004	$13,004	$12,448	$14,643
2005	$13,397	$12,824	$15,575
2006	$13,985	$13,387	$15,973
2007	$14,418	$13,802	$16,654

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

July 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003) Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since May 2003).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

July 31, 2007 (Unaudited)

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad2,3 1 N. Main St. Minot, ND 58703 62	Trustee and Chairman	Indefinite Since January 1996

Director (Sept. 1987 to Feb. 2007), President (Sept. 2002 to May 2003), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director (Oct. 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (Oct. 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc., (Sept. 1998 to June 2003) Integrity Small-Cap Fund of Funds Inc.; President (May 2003 to Feb. 2007), Integrity Managed Portfolios and (Jan. 2006 to Feb. 2007) The Integrity Funds, (Jan. 1995 to Feb 2007) Integrity Fund of Funds, Inc., (Jan. 1989 to Feb. 2007) ND Tax-Free Fund, Inc., (Aug. 1993 to Feb 2007) Montana Tax-Free Fund, Inc.; Director and Chairman (since Jan. 1995) Integrity Fund of Funds, Inc., (since Jan. 1989) ND Tax-Free Fund, Inc., and (since Aug. 1993) Montana Tax-Free Fund, Inc.; Trustee, Chairman, (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and (since May 2003), The Integrity Funds.

				15	Minot Park Board

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Mark R.Anderson[3] 1 N. Main St. Minot, ND 58703 42	President	Indefinite Since July 2007

Personal Trust Officer (May 1999 to April 2003) Wells Fargo Bank; President and COO (April 2003 to Feb 2007), President, Director and CEO (since Feb. 2007) Integrity Mutual Funds, Inc.; President and Director (since Feb. 2007) Integrity Money Management, Inc., and Integrity Fund Services, Inc.; President and Director (Since August 2003) Integrity Funds Distributor, Inc.; President (Since July 2007) Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc., Integrity Managed Portfolios and The Integrity Funds; President and Treasurer (since July 2005) BAC Properties, LLC.

				N/A	None
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President, Secretary	Indefinite Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., and Integrity Funds Distributor, Inc.; Vice President, Secretary Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax Free Fund, Inc.	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

3At a Fund Board meeting held on July 26, 2007, Interested Director/Trustee, Chairman and Officer Robert E. Walstad resigned as President of the Funds. Subsequently, the Board nominated and appointed Mark R. Anderson as President of the Funds, effective July 26, 2007. Mr. Walstad will remain as Director/Trustee and Chairman of the Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments July 31, 2007

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (97.3%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/2025	$250,000	$261,852
City of Tulsa, OK MBIA	Aaa/AAA	4.250	03/01/2025	1,000,000	953,240
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/2027	750,000	805,035
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/2034	500,000	523,520
Cleveland Cty. OK School District # 029	Aa-3/NR	2.750	03/01/2008	350,000	347,018
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	975,232
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/2019	500,000	540,875
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	201,672
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	872,275
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/2024	155,000	159,672
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/2024	250,000	255,843
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/2023	200,000	204,790
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/2018	250,000	254,440
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/2012	250,000	262,180
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/2011	210,000	226,727
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/2013	700,000	757,379
Jackson Cty., OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/2022	500,000	511,155
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/2029	500,000	532,895
Jenks, OK General Obligation FSA	Aaa/AAA	4.200	02/01/2014	400,000	406,140
Jenks, OK General Obligation FSA	Aaa/AAA	5.000	02/01/2025	250,000	272,010
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/2027	300,000	319,761
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/2032	250,000	265,327
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	105,314
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	Aa-1/AAA	4.250	09/01/2020	585,000	576,746
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/2024	500,000	529,250
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	Aa-3/AA	5.250	09/01/2016	180,000	188,728
Norman, OK Utilities Auth. Utility Rev. FGIC	Aaa/NR	4.000	11/01/2022	265,000	251,458
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/2024	300,000	303,207
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/2020	150,000	160,002
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/2025	390,000	416,181
OK Board of Regents (Univ. of OK) FGIC	Aaa/AAA	4.125	07/01/2026	500,000	472,105
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/2024	250,000	261,173
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2022	500,000	525,420
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2030	2,000,000	2,083,920
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2022	100,000	98,988
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2023	100,000	98,941
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/2024	200,000	199,328
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/2014	250,000	263,373
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2024	500,000	498,320
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2026	500,000	493,810
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	141,404
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	100,989
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	107,057
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/2015	280,000	285,583
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/2020	250,000	265,940
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	260,867
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/2027	120,000	124,495
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/2022	200,000	206,584
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	157,223
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/2013	400,000	413,264
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/2018	600,000	620,790
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/2028	500,000	513,140
OK Devl. Finance Auth. (St. John Health Sys)	Aa-3/AA-	5.000	02/15/2037	1,000,000	1,012,310
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	50,000	51,922
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	150,000	155,332
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Prerefunded	Aa-3/AA-	5.750	02/15/2025	375,000	389,580
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Prerefunded	Aa-3/AA-	6.000	02/15/2029	300,000	312,777
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded	Aa-3/AA-	5.750	02/15/2025	125,000	129,860
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded	Aa-3/AA-	6.000	02/15/2029	100,000	104,259
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/2022	250,000	253,135
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/2023	250,000	253,882
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/2026	250,000	248,205
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	120,000	121,612
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	75,000	75,613
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	50,000	50,776
OK Municipal Power Auth. Power Supply Rev. FGIC	Aaa/AAA	4.250	01/01/2037	500,000	461,325
OK Municipal Power Auth. Power Supply Rev. FGIC	Aaa/AAA	4.500	01/01/2047	1,350,000	1,292,382
OK Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/2024	2,230,000	2,493,430
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/2018	1,400,000	1,474,046
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	718,243
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	296,388
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/2032	450,000	462,289
OK State Turnpike Auth. FGIC	Aaa/AAA	5.000	01/01/2023	165,000	168,298
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/2028	430,000	441,632
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/2028	120,000	122,582
OK State Turnpike Auth. Rev. MBIA-IBC	Aaa/AAA	4.750	01/01/2024	140,000	142,768
OK State Water (Loan Program) Rev.	NR/AAA	5.400	09/01/2015	105,000	106,562
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	415,000	424,756
OK State Water Resources Board Rev.	NR/AAA	5.050	10/01/2022	200,000	211,260
OK State Water Resources Board Rev.	NR/AAA	5.125	10/01/2027	500,000	529,395
OK State Water Resources Board Rev.	NR/AAA	4.625	10/01/2018	435,000	442,404
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	528,340
OK Transportation Auth. Turnpike Sys. Rev. - Prerefunded AMBAC	Aaa/AAA	5.000	01/01/2021	10,000	10,456
OK Transportation Auth. Turnpike Sys. Rev. - Unrefunded AMBAC	Aaa/AAA	5.000	01/01/2021	90,000	93,030
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	102,372
Oklahoma City Airport Trust Jr. Lien Refunding Series B AMBAC	Aaa/AAA	5.000	07/01/2021	250,000	264,290
Oklahoma City Airport Trust Jr. Lien Refunding Series B. AMBAC	Aaa/AAA	5.000	07/01/2019	250,000	265,328
Oklahoma City, OK MBIA	Aaa/AAA	4.250	03/01/2022	110,000	107,520
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/2019	250,000	272,285
Oklahoma City, OK Unlimited GO	Aa-1/AA+	4.250	03/01/2025	500,000	475,460
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/2029	425,000	442,187
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/2030	750,000	781,928
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/2027	500,000	514,050
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/2021	250,000	260,490
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/2030	250,000	263,044
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/A	5.700	12/01/2025	220,000	231,140
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/A	5.625	12/01/2020	140,000	147,036
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/2021	250,000	263,150
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/2031	375,000	395,111
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/2021	250,000	263,250
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/2031	250,000	263,508
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	260,825
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/2023	250,000	259,812
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	507,740
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aaa/AAA	4.250	05/01/2026	650,000	623,552
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aaa/AAA	4.500	05/01/2027	910,000	902,292
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	704,683
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	1,037,815
Tulsa, Oklahoma Unlimited GO MBIA	Aaa/AAA	4.250	03/01/2024	500,000	481,425
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/2029	250,000	254,313
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/2028	670,000	684,666
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/2027	1,000,000	1,039,180
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/2023	250,000	270,777

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $45,921,277)					$46,550,716

SHORT-TERM SECURITIES (1.8%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $838,984)				838,984	$838,984

TOTAL INVESTMENTS IN SECURITIES (COST: $46,760,261)					$47,389,700
OTHER ASSETS LESS LIABILITIES					457,674

NET ASSETS					$47,847,374

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Assets and Liabilities July 31, 2007

ASSETS
Investments in securities, at value (cost: $46,760,261)	$47,389,700
Accrued interest receivable	614,627
Accrued dividends receivable	1,690
Receivable for fund shares sold	39,500
Prepaid expenses	2,561
Total Assets	$48,048,078

LIABILITIES
Dividends payable	$148,317
Accrued expenses	13,438
Payable to affiliates	38,949
Total Liabilities	$200,704

NET ASSETS	$47,847,374

Net assets are represented by:
Paid-in capital	$49,678,550
Accumulated undistributed net realized gain (loss) on investments and futures	(2,464,763)
Accumulated undistributed net investment income (loss)	4,148
Unrealized appreciation (depreciation) on investments	629,439
Total amount representing net assets applicable to 4,337,842 outstanding shares of no par common stock (unlimited shares authorized)	$47,847,374

Net Asset Value per share	$11.03

Public offering price (based on sales charge of 4.25%)	$11.52

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Operations For the year ended July 31, 2007

INVESTMENT INCOME
Interest	$2,100,614
Dividends	47,125
Total Investment Income	$2,147,739

EXPENSES
Investment advisory fees	$234,590
Distribution (12b-1) fees	117,295
Administrative service fees	56,737
Transfer agent fees	88,416
Accounting service fees	47,422
Custodian fees	6,919
Professional fees	25,514
Trustees fees	3,779
Insurance expense	1,440
Reports to shareholders	5,640
Audit fees	8,519
Legal fees	1,961
License, fees, and registrations	2,244
Transfer agent out-of-pockets	506
Total Expenses	$600,982
Less expenses waived or absorbed by the Fund’s manager	(98,960)
Total Net Expenses	$502,022

NET INVESTMENT INCOME (LOSS)	$1,645,717

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$17,886
Net change in unrealized appreciation (depreciation) of investments	(348,424)
Net Realized and Unrealized Gain (Loss) on Investments	$(330,538)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,315,179

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2007

Statement of Changes in Net Assets

For the year ended July 31, 2007 and the year ended July 31, 2006

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,645,717	$1,355,659
Net realized gain (loss) on investment and futures transactions	17,886	789,653
Net change in unrealized appreciation (depreciation) on investments and futures	(348,424)	(476,388)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,315,179	$1,668,924

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.39 and $.39 per share, respectively)	$(1,644,054)	$(1,354,904)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,644,054)	$(1,354,904)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$14,210,933	$15,763,169
Proceeds from reinvested dividends	703,589	576,842
Cost of shares redeemed	(10,301,303)	(7,978,446)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$4,613,219	$8,361,565

TOTAL INCREASE (DECREASE) IN NET ASSETS	$4,284,344	$8,675,585
NET ASSETS, BEGINNING OF PERIOD	43,563,030	34,887,445
NET ASSETS, END OF PERIOD	$47,847,374	$43,563,030

Undistributed Net Investment Income	$4,148	$2,484

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2007

Note 1: ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma state income tax, as is consistent with preservation of capital. Up to 20% of the Fund’s total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Fund Services, Inc. The matrix system has been developed based on procedures approved by the Board of Trustees, which include consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Repurchase agreements - In connection with transactions with repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

When-issued securities - The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis is identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense. Distributions during the year ended July 31, 2007, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Tax-exempt income	$1,644,054	$1,354,904
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,644,054	$1,354,904

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($2,464,763)	$633,586	($1,831,177)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2007 totaling $2,464,763, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the following table:

Year	Unexpired Capital Losses
2010	$357,483
2011	$412,304
2012	$547,833
2013	$1,147,143

For the year ended July 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2007, the Fund deferred to August 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of July 31, 2007, there were unlimited shares of no par authorized; 4,337,842 and 3,932,533 shares were outstanding at July 31, 2007 and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006
Shares sold	1,272,549	1,433,102
Shares issued on reinvestment of dividends	63,077	52,488
Shares redeemed	(930,317)	(725,822)
Net increase (decrease)	405,309	759,768

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $135,630 of investment advisory fees after partial waiver for the year ended July 31, 2007. The Fund has a payable to Integrity Money Management of $10,451 at July 31, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

Under the terms of the advisory agreement, the Investment Adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the Investment Adviser and Management fee. The Investment Adviser and Principal Underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the year ended July 31, 2007.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $117,295 of distribution fees for the year ended July 31, 2007. The Fund has a payable to Integrity Funds Distributor of $10,418 at July 31, 2007 for distribution fees.

Integrity Fund Services provides transfer agent services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $88,416 of transfer agency fees and expenses for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $8,334 at July 31, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $47,422 of accounting service fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $4,150 at July 31, 2007 for accounting service fees. Integrity Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $56,737 of administrative services fees for the year ended July 31, 2007. The Fund has a payable to Integrity Fund Services of $5,209 at July 31, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $10,394,063 and $5,427,422, respectively, for the year ended July 31, 2007.

Note 6: INVESTMENT IN SECURITIES

At July 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $46,760,261. The net unrealized appreciation of investments based on the cost was $629,439, which is comprised of $971,805 aggregate gross unrealized appreciation and $342,366 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48). FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects. Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit. To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

July 31, 2007

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the period indicated.

	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$11.08	$11.00	$11.07	$11.09	$11.54

Income from Investment Operations:
Net investment income	$.39	$.39	$.40	$.42	$.49
Net realized and unrealized gain (loss) on investment and futures transactions	(.05)	.08	(.07)	(.02)	(.45)
Total Income (Loss) From Investment Operations	$.34	$.47	$.33	$.40	$.04

Less Distributions:
Dividends from net investment income	$(.39)	$(.39)	$(.40)	$(.42)	$(.49)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.39)	$(.39)	$(.40)	$(.42)	$(.49)

NET ASSET VALUE, END OF PERIOD	$11.03	$11.08	$11.00	$11.07	$11.09

Total Return	3.10%A	4.39%A	3.02%A	3.67%A	0.28%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$47,847	$43,563	$34,887	$35,472	$31,799
Ratio of net expenses (after expense assumption) to average net assets	1.07%B	1.03%B	0.98%B	0.93%B	0.65%B
Ratio of net investment income to average net assets	3.50%	3.55%	3.60%	3.77%	4.21%
Portfolio turnover rate	11.97%	4.65%	8.69%	10.70%	9.39%

A Excludes maximum sales charge of 4.25%.

B During the periods indicated above, Integrity Money Management assumed/waived expenses of $98,960, $60,854, $81,636, $87,525, and $124,432, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.28%, 1.19%, 1.20%, 1.19%, and 1.11%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

July 31, 2007

TAX INFORMATION

Tax Information For The Year Ended July 31, 2007 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2006	August 31, 2006	$.032757	-	-
September 29, 2006	September 29, 2006	$.031734	-	-
October 31, 2006	October 31, 2006	$.033849	-	-
November 30, 2006	November 30, 2006	$.032833	-	-
December 29, 2006	December 29, 2006	$.031632	-	-
January 31, 2007	January 31, 2007	$.033720	-	-
February 28, 2007	February 28, 2007	$.032352	-	-
March 30, 2007	March 30, 2007	$.032451	-	-
April 30, 2007	April 30, 2007	$.032317	-	-
May 31, 2007	May 31, 2007	$.032754	-	-
June 29, 2007	June 29, 2007	$.031591	-	-
July 31, 2007	July 31, 2007	$.033689	-	-

Shareholders should consult their tax advisors.

July 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Oklahoma Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Oklahoma Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2007, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2007 and July 31, 2006, and the financial highlights for the year ended July 31, 2007, and each of the four years in the period ended July 31, 2006. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oklahoma Municipal Fund of the Integrity Managed Portfolios as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2007

Item 2—Code of Ethics

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code”).

(b)	For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

(5) Accountability for adherence to the Code.

(c)	There were no amendments to the Code during the period covered by the report.

(d)	The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PFO and PEO during the period covered by this report.

(e)	Not applicable.

(f)	See Item 12(a) regarding the filing of the Code of Ethics for the Principal Executive and Principal Financial Officers of the investment companies within the Integrity Mutual Funds, Inc. complex.

Item 3—Audit Committee Financial Expert

The Trust's Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Stai is independent for purposes of Item 3 of Form N-CSR.

Item 4—Principal Accountant Fees and Services

(a)

Audit fees include the amounts related to the professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

		Audit Fees
		2006	$38,600
		2007	$39,900

(b)	Audit-related fees are fees principally paid for professional services rendered for due diligence and technical accounting consulting and research.
		Audit-Related Fees
		2006	$4,800
		2007	$4,800

(c)	Tax fees include amounts related to the preparation and review of the registrant’s tax returns.
		Tax Fees
		2006	$6,600
		2007	$7,200

(d)	All Other Fees.
		None.

(e)	(1)

The registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee. All of the services described in paragraphs (b) through (d) of Item 4 were approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time permanent employees.

(g)	None.

(h)

The registrant’s independent auditor did not provide any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or controlled with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSR.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.

Item 11—Controls and Procedures

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant’s Code of Ethics filed pursuant to Item 2 of the N-CSR is attached hereto.

	(2)	Certification pursuant to Section 30a-2(a) of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark R. Anderson
Mark R. Anderson
President, Integrity Managed Portfolios

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Laura K. Anderson
Laura K. Anderson
Treasurer, Integrity Managed Portfolios

Date: September 27, 2007